UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           06/30/2009

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Philadelphia Financial Management of San Francisco, LLC
Address:        450 Sansome St., Suite 1500
                San Francisco, CA 94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463

Signature, Place and Date of Signing:

      /s/ Rachael Clarke           San Francisco, CA           08/11/2009
    -----------------------        -----------------           ----------
          Signature                  City, State                  Date

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       4

Form 13F Information Table Entry Total:                 38

Form 13F Information Table Value Total (x$1000):  $276,729

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd
4. Boathouse Row Offshore Regatta Ltd.

                                                 FORM 13F INFORMATION TABLE
							06/30/2009


                        TITLE                VALUE     SHARES/  SH/  PUT/  INVSTMT       OTHER      VOTING AUTHORITY
NAME OF ISSUER          OF CLASS  CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN     MANAGERS   SOLE   SHARED  NONE
----------------------  --------- ------    ---------  --------  ---  ----  -------     --------  ------  ------  ----

AMERICREDIT CORP
   COM STK  		  COM	  03060R101    3,841 	283,467	 SH	   Share-defined   123	   283,467
AON CORP COM STK	  COM	  037389103    8,896 	234,905  SH	   Share-defined   123	   234,905
BB&T CORP COM STK	  COM	  054937107   15,084 	686,246	 SH	   Share-defined   123	   686,246
BANK OF AMERICA
   CORP COM STK		  COM	  060505104    6,812 	516,054	 SH	   Share-defined   123	   516,054
BANK OF THE OZARKS
   INC COM STK		  COM	  063904106    9,527 	440,460	 SH	   Share-defined   123	   440,460
CASH AMERICA
   INTERNATIONAL
      INC COM STK	  COM	  14754D100   16,291 	696,503	 SH	   Share-defined   123	   696,503
CNINSURE INC-ADR	  COM	  18976M103    4,484 	334,380	 SH	   Share-defined   123	   334,380
COINSTAR INC COM STK	  COM	  19259P300   11,172 	418,443	 SH	   Share-defined   123	   418,443
COPART INC COM STK	  COM	  217204106   13,333 	384,578	 SH	   Share-defined   123	   384,578
EPIQ SYSTEMS INC	  COM	  26882D109    4,053 	263,521	 SH	   Share-defined   123	   263,521
E TRADE FINL
   CORP COM STK		  COM	  269246104    1,433  1,111,176	 SH	   Share-defined   123	 1,111,176
EMPLOYERS HLDGS
   INC COM STK		  COM	  292218104    3,881 	286,437	 SH	   Share-defined   123	   286,437
FIDELITY NATIONAL
   FINANCIAL CL A	  COM	  31620R105    7,406 	547,342	 SH	   Share-defined   123	   547,342
FIRST ST BANCORPORATION
   COM STK		  COM	  336453105    1,722 	892,206	 SH	   Share-defined   123	   892,206
FORD MOTOR COMPANY
   COM STK		  COM	  345370860    8,870  1,461,299	 SH	   Share-defined   123	 1,461,299
GFI GROUP INC COM STK	  COM	  361652209    2,801 	415,567	 SH	   Share-defined   123	   415,567
GENWORTH FINANCIAL INC	  COM	  37247D106    2,827 	404,421	 SH	   Share-defined   123	   404,421
INTERACTIVE BROKERS
   GROUP INC		  COM	  45841N107    2,547 	164,000	 SH	   Share-defined   123	   164,000
INTERNATIONAL BANCSHARES
   CORP COM STK		  COM	  459044103    2,073 	201,100	 SH	   Share-defined   123	   201,100
LENDER PRC SR WI	  COM	  52602E102    9,782 	352,258	 SH	   Share-defined   123	   352,258
MGIC INVT CORP COM STK	  COM	  552848103   11,813  2,684,744	 SH	   Share-defined   123	 2,684,744
METROCORP BANCSHARES
   INC COM STK		  COM	  591650106    1,764 	569,110	 SH	   Share-defined   123	   569,110
MORGAN STANLEY COM STK	  COM	  617446448   12,093 	424,169	 SH	   Share-defined   123	   424,169
NASDAQ OMX GROUP COM STK  COM	  631103108    6,529 	306,387	 SH	   Share-defined   123	   306,387
NYFIX INC COM STK	  COM	  670712108	 767 	923,608	 SH	   Share-defined   123	   923,608
OCWEN FINL CORP COM STK	  COM	  675746309    8,217 	633,534	 SH	   Share-defined   123	   633,534
PRINCIPAL FINANCIAL
   GROUP INC COM STK	  COM	  74251V102    6,347 	336,901	 SH	   Share-defined   123	   336,901
PRS ULT LEH20+YR	  COM	  74347R297    9,834 	193,135	 SH	   Share-defined   123	   193,135
PRUDENTIAL FINL INC
   INTERNOTES COM STK	  COM	  744320102   10,926 	293,561	 SH	   Share-defined   123	   293,561
SWS GROUP INC COM STK	  COM	  78503N107    1,647 	117,900	 SH	   Share-defined   123	   117,900
THE ST. JOE COMPANY
   COM STK		  COM	  790148100   16,614 	627,193	 SH	   Share-defined   123	   627,193
SCHWAB CHARLES CORP
   NEW COM STK		  COM	  808513105    7,911 	451,037	 SH	   Share-defined   123	   451,037
US BANCORP COM		  COM	  902973304    9,856 	550,000	 SH	   Share-defined   123	   550,000
WELLS FARGO COMPANY	  COM	  949746101   10,361 	427,072	 SH	   Share-defined   123	   427,072
ZENITH NATL INS
   CORP COM STK		  COM	  989390109    6,893 	317,055	 SH	   Share-defined   123	   317,055
ASSURED GUARANTY LTD
   (BERMUDA) COM STK	  COM	  G0585R106    4,531 	365,968	 SH	   Share-defined   123	   365,968
MAX RE CAPITAL LTD
   HAMILTON COM STK	  COM	  G6052F103    4,334 	234,754	 SH	   Share-defined   123	   234,754
TEXTAINER GROUP HOLD	  COM	  G8766E109    9,457 	823,092	 SH	   Share-defined   123	   823,092

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